Related parties - Transactions with related entities that affected results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses
Supplies	$ 53	$ 55		$ 9
Sociedad Minera Cerro Verde S.A.A. [Member]
Revenues
Demurrage	65	226	$ 688
Supplies		768
Reimbursement			491
Total revenues	65	994	1,179
Expenses
Reimbursement of information technology services	16,941	15,900	11,533
Commissions	8,484	7,801	8,953
Stock-based compensation (a)	2,894	2,259	1,560
Management fee	2,352	2,159	2,923
Supplies		492	908
Total expenses	30,671	28,611	25,877
Amounts of related payments/settlements	2,700	800	400
Other capital contributions	$ 200	$ 1,500	$ 1,200